Statements of Operation (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Revenue	$ 61,253	$ 444,232	$ 226,103	$ 1,942,606
Direct Costs	40,491	183,308	91,087	724,299
Gross Profit	20,762	260,924	135,016	1,218,307
Operating Expenses
Advertising	14,716	18,942	48,535	38,827
Selling	54,276	15,962	239,554	192,280
Professional: technical	150	75,770	150	148,995
Professional: legal and accounting	2,066	22,351	141,931	60,014
Rent and overhead	28,623	30,563	77,409	54,321
Office and administration	331,205	53,259	681,312	208,515
Investor relations	15,087	23,386	31,409	61,795
Stock-based compensation	95,850	51,800	456,490	237,876
Research and development	48,031	56,310	130,535	78,460
Depreciation and amortization	17,769	14,361	53,311	42,215
Total Operating Expenses	607,773	362,704	1,860,636	1,123,298
Operating Income (Loss)	(587,011)	(101,780)	(1,725,620)	95,009
Other Income and (Expense)
Interest	(30)	(9)	12	(1,709)
Sale of Asset(s)	0	0	0	0
Total Other (Income) Expense	(30)	(9)	12	(1,709)
Net Income (Loss) before tax benefit	(587,041)	(101,789)	(1,725,608)	93,300
Provision for Income Taxes	(221,000)	(38,300)	(645,100)	36,500
Net Income (Loss)	$ (366,041)	$ (63,489)	$ (1,080,508)	$ 56,800
Loss per share:
Basic	$ 0	$ 0	$ (0.01)	$ 0
Diluted	$ 0	$ 0	$ (0.01)	$ 0
Weighted average common shares:
Basic	130,873,528	115,562,976	119,088,587	105,858,259
Diluted	130,873,528	115,562,976	119,088,587	106,721,014